CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Number of Ordinary Shares [Member]	Additional Paid-in Capital [Member]		Accumulated Other Comprehensive Income (Loss) [Member]		Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2018	$ 386	$ 118,568		$ 220		$ (76,961)	$ (352)	$ 41,861
Balance, shares at Dec. 31, 2018	37,516,891
Share-based compensation to employees		558						558
Issuance of shares, net	$ 4	1,496						1,500
Issuance of shares, net shares	550,133
Net income (loss)						(1,049)	(309)	(1,358)
Other comprehensive loss				(220)				(220)
Balance at Jun. 30, 2019	$ 390	120,622				(78,010)	$ (661)	42,341
Balance, shares at Jun. 30, 2019	38,067,024
Balance at Dec. 31, 2019	$ 394	120,017	[1]		[1]	(78,991)		41,420
Balance, shares at Dec. 31, 2019	38,456,693
Share-based compensation to employees		682						682
Issuance of shares, net	$ 41	23,494						23,535
Issuance of shares, net shares	4,819,052
Exercise of option	$ 2							2
Exercise of option, shares	209,320
Net income (loss)						877		877
Balance at Jun. 30, 2020	$ 437	$ 144,193				$ (78,114)		$ 66,516
Balance, shares at Jun. 30, 2020	43,485,065

[1]	***Reclassified